LEASES (Tables)	12 Months Ended
Dec. 31, 2011
LEASES [Abstract]
Future minimum rental payments
The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

(in thousands of $)
Year ending December 31,
2012	30,770
2013	5,946
2014	1,607
2015	1,422
2016	-
Thereafter	-
Total minimum lease payments	39,745

Schedule of minimum future revenues on bareboat charters
The minimum future revenues to be received on time and bareboat charters which are accounted for as operating leases and other contractually committed income as of December 31, 2011 are as follows:

(in thousands of $)
2012	116,081
2013	65,316
2014	4,294
2015	-
2016	-
Thereafter	-
Total minimum lease payments	185,691